Note 3 - Equipment - Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Cost	$ 419	$ 556
Accumulated depreciation	351	447
Net book value	68	109
Office Equipment [Member]
Cost	46	57
Accumulated depreciation	38	46
Net book value	8	11
Computer Equipment [Member]
Cost	208	277
Accumulated depreciation	177	232
Net book value	31	45
Field Equipment [Member]
Cost	124	182
Accumulated depreciation	99	134
Net book value	25	48
Building [Member]
Cost	41	40
Accumulated depreciation	37	35
Net book value	$ 4	$ 5